Intangible Assets - Additional Information (Detail) - TWD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Annual discount rate		8.50%	8.40%
Impairment loss recognized in goodwill		$ 13.5
Impairment loss on intangible assets	$ 58.5